UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ardsley Advisory Partners
           --------------------------------------------------
Address:   262 Harbor Drive, 4th Floor
           --------------------------------------------------
           Stamford, CT 06902
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:     28-04639
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Napoli
           --------------------------------------------------
Title:     Partner
           --------------------------------------------------
Phone:     203-564-4230
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Steven Napoli               Stamford, CT             5/8/08
       ------------------------   ---------------------------  ---------
             [Signature]               [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  none

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                                -------------

Form 13F Information Table Entry Total:        70
                                               -------------

Form 13F Information Table Value Total:        $742,699
                                               -------------
                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                      FORM 13F INFORMATION TABLE

           COLUMN 1                     COLUMN 2      COLUMN 3   COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------ ---------------- --------- -------- ----------------- ---------- -------- --------------------
                                                                  VALUE  SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
    NAME OF ISSUER                   TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
------------------------------------ ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ------ ----

A POWER ENERGY GENERAT SYS L         COM              G04136100    5,378   355000 SH          SOLE               355000    0     0
ACTIVE POWER INC                     COM              00504W100      990   532000 SH          SOLE               532000    0     0
AETNA INC NEW                        COM              00817Y108   16,836   400000 SH          SOLE               400000    0     0
AIXTRON AKTIENGESELLSCHAFT           SPONSORED ADR    009606104    5,823   425000 SH          SOLE               425000    0     0
AKAMAI TECHNOLOGIES INC              COM              00971T101    8,448   300000 SH          SOLE               300000    0     0
ALTAIR NANOTECHNOLOGIES INC          COM              021373105    2,442   925000 SH          SOLE               925000    0     0
AMERICAN INTL GROUP INC              COM              026874107   17,300   400000 SH  CALL    SOLE               400000    0     0
APPLE INC                            COM              037833100   46,638   325000 SH          SOLE               325000    0     0
ASPENBIO PHARMA INC                  COM              045346103    2,381   412000 SH          SOLE               412000    0     0
AXT INC                              COM              00246W103    2,981   625000 SH          SOLE               625000    0     0
CHESAPEAKE ENERGY CORP               COM              165167107    6,923   150000 SH          SOLE               150000    0     0
CHINA SEC & SURVE TECH INC           COM              16942J105   13,313   750000 SH          SOLE               750000    0     0
CLEAN ENERGY FUELS CORP              COM              184499101    5,317   398000 SH          SOLE               398000    0     0
CONTINENTAL  RESOURCES INC           COM              212015101   11,162   350000 SH          SOLE               350000    0     0
COUNTRYWIDE FINANCIAL CORP           COM              222372104    8,250  1500000 SH          SOLE              1500000    0     0
COVANTA HLDG CORP                    COM              22282E102   26,813   975000 SH          SOLE               975000    0     0
CSK AUTO CORP                        COM              125965103    3,817   410000 SH          SOLE               410000    0     0
CVS CAREMARK CORPORATION             COM              126650100   18,230   450000 SH          SOLE               450000    0     0
DEVON ENERGY CORP NEW                COM              25179M103   13,041   125000 SH          SOLE               125000    0     0
EMCORE CORP                          COM              290846104   14,832  2575000 SH          SOLE              2575000    0     0
ENPRO INDS INC                       COM              29355X107    6,238   200000 SH          SOLE               200000    0     0
ENVIRONMENTAL PWR CORP               COM NEW          29406L201    4,316  1040000 SH          SOLE              1040000    0     0
EXIDE TECHNOLOGIES                   COM NEW          302051206   23,580  1800000 SH          SOLE              1800000    0     0
FUELCELL ENERGY INC                  COM              35952H106    3,325   500000 SH          SOLE               500000    0     0
FUSHI COPPERWELD INC                 COM              36113E107   13,125   875000 SH          SOLE               875000    0     0
GIANT INTERACTIVE GROUP INC          ADR              374511103    1,265   100000 SH          SOLE               100000    0     0
GOOGLE INC                           CL A             38259P508   11,012    25000 SH          SOLE                25000    0     0
GRACE W R & CO DEL NEW               COM              38388F108   61,044  2675000 SH          SOLE              2675000    0     0
HARBIN ELECTRIC INC                  COM              41145W109    7,533   575000 SH          SOLE               575000    0     0
HEADWATERS INC                       COM              42210P102    2,308   175000 SH          SOLE               175000    0     0
HEALTHWAYS INC                       COM              422245100    7,068   200000 SH          SOLE               200000    0     0
HYDROGEN CORP                        COM              44887Q108      562   295650 SH          SOLE               295650    0     0
ICICI BK LTD                         ADR              45104G104   13,367   350000 SH          SOLE               350000    0     0
INVITROGEN CORP                      COM              46185R100    6,410    75000 SH          SOLE                75000    0     0
KAYDON CORP                          COM              486587108    2,196    50000 SH          SOLE                50000    0     0
LIGAND PHARMACEUTICALS INC           CL B             53220K207    4,640  1160000 SH          SOLE              1160000    0     0
LSB INDS INC                         COM              502160104    4,164   282500 SH          SOLE               282500    0     0
MARVELL TECHNOLOGY GROUP LTD         ORD              G5876H105    8,160   750000 SH          SOLE               750000    0     0
MAXWELL TECHNOLOGIES INC             COM              577767106    6,063   595004 SH          SOLE               595004    0     0
METALICO INC                         COM              591176102    8,317   850385 SH          SOLE               850385    0     0
MONOGRAM BIOSCIENCES INC             COM              60975U108    6,360  6000000 SH          SOLE              6000000    0     0
NOBLE CORPORATION                    SHS              G65422100    7,451   150000 SH          SOLE               150000    0     0
NOVA BIOSOURCE FUELS                 COM              65488W103    1,607  1064405 SH          SOLE              1064405    0     0
ORMAT TECHNOLOGIES INC               COM              686688102    1,935    45000 SH          SOLE                45000    0     0
POWERSECURE INTL INC                 COM              73936N105    2,343   199100 SH          SOLE               199100    0     0
POWERSHARES QQQ TRUST                UNIT SER 1       73935A104    8,744   200000 SH          SOLE               200000    0     0
QUANTA SVCS INC                      COM              74762E102    3,476   150000 SH          SOLE               150000    0     0
RIVERBED TECHNOLOGY INC              COM              768573107    3,715   250000 SH          SOLE               250000    0     0
SCHERING PLOUGH  CORP                COM              806605101   38,907  2700000 SH          SOLE              2700000    0     0
SHAW GROUP INC                       COM              820280105   14,849   315000 SH          SOLE               315000    0     0
SMART BALANCE INC                    COM              83169Y108   20,145  2550000 SH          SOLE              2550000    0     0
SOLUTIA INC                          COM NEW          834376501   11,893   849515 SH          SOLE               849515    0     0
SUNPOWER CORP                        COM CL A         867652109   17,510   235000 SH          SOLE               235000    0     0
SUNTECH PWR  HLDGS CO LTD            ADR              86800C104   28,392   700000 SH          SOLE               700000    0     0
SYNTHESIS ENERGY SYS INC             COM              871628103    3,432   390000 SH          SOLE               390000    0     0
TELETECH HOLDINGS INC                COM              879939106    6,738   300000 SH          SOLE               300000    0     0
TETRA TECH INC NEW                   COM              88162G103    1,463    75000 SH          SOLE                75000    0     0
THERMO  FISHER SCIENTIFIC INC        COM              883556102   22,736   400000 SH          SOLE               400000    0     0
TITAN INTL INC ILL                   COM              88830M102    7,040   230000 SH          SOLE               230000    0     0
TRONOX INC                           CL A             897051108   10,645  2667850 SH          SOLE              2667850    0     0
TRONOX INC                           COM CL B         897051207      702   180000 SH          SOLE               180000    0     0
ULTRAPETROL BAHAMAS LTD              COM              P94398107    2,560   250000 SH          SOLE               250000    0     0
VALENCE TECHNOLOGY INC               COM              918914102      772   175000 SH          SOLE               175000    0     0
VEECO INSTRS INC DEL                 COM              922417100    2,495   150000 SH          SOLE               150000    0     0
VEOLIA ENVIRONNEMENT                 SPONSORED ADR    92334N103    1,748    25000 SH          SOLE                25000    0     0
WEYERHAEUSER CO                      COM              962166104    4,878    75000 SH          SOLE                75000    0     0
WONDER AUTO TECHNOLOGY INC           COM              978166106   13,168  1600000 SH          SOLE              1600000    0     0
YINGLI GREEN ENERGY  HLDG CO         ADR              98584B103   40,185  2350000 SH          SOLE              2350000    0     0
YUCHENG TECHNOLOGIES LTD             COM              G98777108   23,418  1415000 SH          SOLE              1415000    0     0
ZHONGPIN INC                         COM              98952K107    7,784   800000 SH          SOLE               800000    0     0
